Inventories	12 Months Ended
Dec. 31, 2011
Inventories
Inventories

7.              Inventories

Inventories consisted of the following:

	As of December 31,	As of December 31,
	2010	2011
	RMB	RMB
Raw materials	645,517	216,509
Work-in-progress	143,724	24,948
Finished goods	560,088	489,178
Total	1,349,329	730,635

As of December 31, 2010 and 2011, the provision balance for inventories was RMB 133,158 and RMB 223,314, respectively.